Cover	Apr. 25, 2023
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 25, 2023
Entity File Number	000-27719
Entity Registrant Name	Southern First Bancshares, Inc.
Entity Central Index Key	0001090009
Entity Tax Identification Number	58-2459561
Entity Incorporation, State or Country Code	SC
Entity Address, Address Line One	6 Verdae Boulevard
Entity Address, City or Town	Greenville
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29607
City Area Code	864
Local Phone Number	679-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	SFST
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	100 Verdae Boulevard
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Greenville
Entity Address, State or Province	SC